TrueShares ESG Active Opportunities ETF
Schedule of Investments
March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.3%
Apparel — 1.9%
NIKE, Inc. - Class B	1,270	$168,770

Auto Manufacturers — 3.8%
Tesla, Inc. (a)	503	335,969

Banks — 2.9%
JPMorgan Chase & Co.	1,140	173,542
Truist Financial Corp.	1,500	87,480
		261,022
Beverages — 1.3%
PepsiCo, Inc.	800	113,160

Biotechnology — 1.2%
Amgen, Inc.	230	57,226
Gilead Sciences, Inc.	230	48,537
		105,763
Chemicals — 1.0%
International Flavors & Fragrances, Inc.	632	88,234

Commercial Services — 7.3%
Moody's Corp.	238	71,069
PayPal Holdings, Inc. (a)	636	154,446
S&P Global, Inc.	290	102,333
Square, Inc. - Class A (a)	1,441	327,179
		655,027
Computers — 2.4%
Apple, Inc.	1,727	210,953

Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co.	890	70,159

Distribution & Wholesale — 2.2%
WW Grainger, Inc.	495	198,460

Diversified Financial Services — 5.7%
American Express Co.	1,237	174,961
BlackRock, Inc.	170	128,173
Mastercard, Inc. - Class A	450	160,223
Visa, Inc. - Class A	200	42,346
		505,703
Electric — 1.0%
Eversource Energy	1,040	90,054

Energy, Alternate Sources - 4.2%
Enphase Energy, Inc. (a)	1,953	316,698
SolarEdge Technologies, Inc. (a)	211	60,650
		377,348
Food — 3.5%
Beyond Meat, Inc. (a)	738	96,029
Sysco Corp.	2,764	217,637
		313,666
Healthcare Products — 2.1%
Abbott Laboratories	1,591	190,665

Healthcare Services — 2.0%
Teladoc Health, Inc. (a)	432	78,516
UnitedHealth Group, Inc.	273	101,575
		180,091

Insurance — 1.8%
The Allstate Corp.	1,392	159,941

Internet — 14.1%
Alphabet, Inc. - Class A (a)	123	253,690
Amazon.com, Inc. (a)	80	247,527
Booking Holdings, Inc. (a)	68	158,429
Netflix, Inc. (a)	250	130,415
Twitter, Inc. (a)	137	36,709
Spotify Technology SA (a)(b)	3,583	227,986
Uber Technologies, Inc. (a)	3,803	207,302
		1,262,058
Machinery Diversified — 3.0%
Rockwell Automation, Inc.	1,023	271,545

Media — 2.8%
The Walt Disney Co. (a)	1,345	248,179

Miscellaneous Manufacturing — 1.5%
Illinois Tool Works, Inc.	587	130,032

Pharmaceuticals — 4.2%
AbbVie, Inc.	471	50,972
AmerisourceBergen Corp.	1,111	131,176
Bristol-Myers Squibb Co.	773	48,799
Cardinal Health, Inc.	636	38,637
Johnson & Johnson	330	54,236
Merck & Co., Inc.	561	43,247
		367,067
Retail — 5.9%
Costco Wholesale Corp.	433	152,624
Starbucks Corp.	1,580	172,647
Target Corp.	304	60,213
The Home Depot, Inc.	292	89,133
Tractor Supply Co.	293	51,885
		526,502
Semiconductors — 5.7%
Advanced Micro Devices, Inc. (a)	1,175	92,237
Lam Research Corp.	242	144,048
NVIDIA Corp.	300	160,179
QUALCOMM, Inc.	820	108,724
		505,188
Software — 11.3%
Adobe, Inc. (a)	303	144,037
Electronic Arts, Inc.	996	134,828
Intuit, Inc.	230	88,104
Microsoft Corp.	1,180	278,209
MSCI, Inc.	331	138,782
salesforce.com, Inc. (a)	367	77,756
VMware, Inc. - Class A (a)	353	53,109
Zoom Video Communications, Inc. - Class A (a)	304	97,672
		1,012,497
Telecommunications — 1.3%
Verizon Communications, Inc.	1,982	115,253

Transportation — 1.4%
Expeditors International of Washington, Inc.	1,156	124,490
TOTAL COMMON STOCKS (Cost $6,689,483)		8,587,796

REAL ESTATE INVESTMENT TRUSTS — 2.0%
Iron Mountain, Inc.	1,311	48,520
Prologis, Inc.	1,241	131,546
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $148,502)		180,066

MONEY MARKET FUNDS — 1.7%
First American Treasury Obligations Fund - Class X, 0.03% (c)	148,623	148,623
TOTAL MONEY MARKET FUNDS (Cost $148,623)		148,623

TOTAL INVESTMENTS (Cost $6,986,608) — 100.0%		8,916,485
Other assets and liabilities, net — 0.0% (d)		1,926
NET ASSETS — 100.0%		$8,918,411

(a) Non-income producing security.
(b) Foreign issued security.
(c) The rate shown is the annualized seven-day yield at period end.
(d) Less than (0.05)%.

Percentages are stated as a percent of net assets.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$8,587,796	$-	$-	$8,587,796
Real Estate Investment Trusts	180,066	-	-	180,066
Money Market Funds	148,623	-	-	148,623
Total Investments - Assets	$8,916,485	$-	$-	$8,916,485